Insurance - Sensitivity Analysis (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Insurance service result [abstract]
50 basis point increase	$ (10)	$ 2
50 basis point decrease	7	(6)
10% increase	7	6
10% decrease	$ (5)	$ (7)